THE ADVISORS’ INNER CIRCLE FUND

Cambiar International Equity Fund

Cambiar International Small Cap Fund

(the “Funds”)

Supplement dated April 27, 2023

to the Funds’ Summary Prospectuses (“Summary Prospectuses”), Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2023

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

I. Munish Malhotra, CFA, Investment Principal, no longer serves as a member of the international investment team managing the Funds. Accordingly, effective immediately, all references to Mr. Malhotra are hereby deleted from each Summary Prospectus, the Prospectus and SAI.

II. Di Zhou, CFA, FRM, Investment Principal, currently serves as a member of the international investment team managing the Cambiar International Equity Fund and is now Co-Lead Manager of that Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Equity Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

A.	The following hereby replaces the current disclosure relating to Di Zhou in the “Fund Management” section of the Cambiar International Equity Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Di Zhou, CFA, FRM, Investment Principal, joined the Adviser in 2021, is Co-Lead Manager of the Fund and has served on the portfolio team for the Fund since 2021.

B.	The following hereby replaces the second sentence of the paragraph relating to Di Zhou in the “Investment Management – Portfolio Managers” section of the Prospectus:

Ms. Zhou serves as the Co-Lead Manager of the Cambiar International Equity Fund and serves on the investment team for the Cambiar International Small Cap Fund.

III. Robert A. Steiner Jr., CFA, Senior Analyst, currently serves as a member of the international investment team managing the Cambiar International Equity Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Equity Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

A.	The following is hereby added to the “Fund Management” section of the Cambiar International Equity Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Robert A. Steiner Jr., CFA, Senior Analyst, joined the Adviser in 2021 and has served on the portfolio team for the Fund since 2021.

B.	The following is hereby added after the second sentence of the paragraph relating to Robert A. Steiner Jr. in the “Investment Management – Portfolio Managers” section of the Prospectus:

Mr. Steiner also serves on the investment team for the Cambiar International Equity Fund.

IV. Masha Carey, CFA, Senior Analyst, currently serves as a member of the international investment team managing the Cambiar International Equity Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Equity Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

A.	The following is hereby added to the “Fund Management” section of the Cambiar International Equity Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Masha Carey, CFA, Senior Analyst, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

B.	The following is hereby added to the “Investment Management – Portfolio Managers” section of the Prospectus:

Masha Carey, CFA, Senior Analyst, joined the Adviser in 2019 and has over 12 years of investment experience. Ms. Carey serves on the investment team for the Cambiar International Equity Fund and the Cambiar International Small Cap Fund. Prior to joining the Adviser, Ms. Carey was an International Analyst at Segall Bryant & Hamill. Prior to that, she served as a Senior Research Associate at Eaton Vance with the Global Macro team. Ms. Carey received a BA in Economics and Classical Civilization from New York University. Ms. Carey holds the Chartered Financial Analyst designation.

V. Masha Carey, CFA, Senior Analyst, currently serves as a member of the international investment team managing the Cambiar International Small Cap Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Small Cap Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

The following is hereby added to the “Fund Management” section of the Cambiar International Small Cap Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Masha Carey, CFA, Senior Analyst, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

VI. Daniel Windoff, Investment Analyst, currently serves as a member of the international investment team managing the Cambiar International Equity Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Equity Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

A.	The following is hereby added to the “Fund Management” section of the Cambiar International Equity Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Daniel Windoff, Investment Analyst, joined the Adviser in 2021 and has served on the portfolio team for the Fund since 2021.

B.	The following is hereby added to the “Investment Management – Portfolio Managers” section of the Prospectus:

Daniel Windoff, Investment Analyst, joined the Adviser in 2021 and has over 14 years of investment experience. Mr. Windoff serves as the Co-Lead Manager of the Cambiar International Small Cap Fund and serves on the investment team for the Cambiar International Equity Fund. Prior to joining the Adviser, Mr. Windoff served as a Portfolio Manager for the Crescit Fund and Crescit Protect Fund at Crescit Asset Management in Stockholm, Sweden. Mr. Windoff began his investment career as an Associate with Macquarie Group Limited. Mr. Windoff received an MBA in Financial Mathematics from University of Notre Dame and a BSc in Finance and International Business from High Point University.

VII. Daniel Windoff, Investment Analyst, currently serves as a member of the international investment team managing the Cambiar International Small Cap Fund and is now Co-Lead Manager of that Fund. Accordingly, effective immediately, the Summary Prospectus for the Cambiar International Small Cap Fund, as well as the Prospectus, are hereby amended and supplemented as follows:

The following is hereby added to the “Fund Management” section of the Cambiar International Small Cap Fund’s Summary Prospectus, and the corresponding section of the Prospectus:

Daniel Windoff, Investment Analyst, joined the Adviser in 2021, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since 2021.

VIII. The following is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in the “Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares
Masha Carey*	None
Daniel Windoff*	None

*	As of April 27, 2023.

IX. The following is hereby added to the “Other Accounts” table in the “Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Di Zhou*	1	$2.39	—	$—	47	$895.12
Daniel Windoff *	—	$—	—	$—	1	$1.5

*	As of April 27, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-037-0100

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